Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2023	2022

Cash and bank deposits	11,746	57,509
Cash equivalents	541,284	1,035,573
	553,030	1,093,082